LEASE OBLIGATIONS - Lease expenses recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASE OBLIGATIONS
Interest expense on lease liabilities	$ 156	$ 87
Variable lease payments not included in the measurement of lease liabilities	12,905	15,586
Expenses relating to short-term leases	241	168
Expenses relating to leases of low-value assets, excluding short-term leases	79	108
Lease expenses recognized	$ 13,381	$ 15,949